Other operating items	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Other Operating Income (Loss) [Abstract]
Other operating items
Note 9 – Other op
erati
ng items
Other operating items consist of the following:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended September 30, 2022	Three months ended September 30, 2021	Period from February 23, 2022 through September 30, 2022	Period from January 1, 2022 through February 22, 2022	Nine months ended September 30, 2021
Impairment of long lived assets	—	—	—	—	(152)
Gain on disposals	1	11	1	2	22
Other	—	—	—	—	3

Total other operating items	1	11	1	2	(127)

The impairment of long-lived assets in 2021 relates to the impairment of the
West Hercules
connected to changes in the leasing arrangements with SFL.

Note 9 – Other operating items
Other operating items consist of the
following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Impairment of long lived assets (i)	(152)	(4,087)	—
Impairment of intangibles (ii)	—	(21)	—
Gain on disposals (iii)	47	15	—
Other operating income (iv)	54	9	39

Total other operating items	(51)	(4,084)	39

i. Impairment of long lived assets
In June 2021, the
West Hercules
was impaired by $152 million. Refer to Note 11 – “Loss on impairment of long-lived assets” for further details.
In 2020, we determined the global impact of the
COVID-19
pandemic, and continued down cycle in the offshore drilling industry, were indicators of impairment on certain assets. Following assessments of recoverability in March 2020 and December 2020, we recorded total impairment charges of $4,087 million against our drilling fleet.
ii. Impairment of intangibles
On December 1, 2020, Seadrill Partners announced it had filed a voluntary petition under Chapter 11. Under Chapter 11 we were required to continue to provide the management services only at market rate. We concluded that we no longer had a favorable contract and the intangible asset relating to Seadrill Partners was fully impaired.
iii. Gain on disposals
Following the impairments recognized in 2020, Seadrill disposed of seven rigs in 2021, and one rig in 2020, all of which had previously been impaired in full. The full consideration, less costs to sell, was recognized as a gain.
iv. Other operating income
Other operating income consist of the
following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Pre-petition liabilities write-off (a)	27	—	—
War risk insurance rebate (b)	22	—	—
Loss of hire insurance settlement (c)	2	9	10
Receipt of overdue receivable (d)	—	—	26
Other	3	—	3

Total other operating income	54	9	39

a) Prepetition liabilities
write-off
Write-off
of prepetition lease liabilities to Northern Ocean for the
West Bollsta
of $19 million and
pre-petition
liabilities to Aquadrill of $8 million following settlement agreements reached in 2021.

b) War risk insurance rebate
Receipt of $
22

million distribution from The Norwegian Shipowners’ Mutual War Risks Insurance Association (“
DNK
”), representing a rebate of past premium paid.
c) Loss of hire insurance settlement
Settlement of a claim on our loss of hire insurance policy following an incident on the
Sevan Louisiana.
d) Receipt of overdue receivables
Receipt of overdue receivables in 2019 which had not been recognized as an asset as part of fresh start accounting.